CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Research and development	$ 88,550	$ 80,525	$ 241,302	$ 675,840	$ 939,040	$ 576,093
General and administrative	673,080	775,623	2,631,408	2,882,682	3,531,540	3,741,017
Total operating expenses	761,630	856,148	2,872,710	3,558,522	4,470,580	4,317,110
Operating loss	(761,630)	(856,148)	(2,872,710)	(3,558,522)	(4,470,580)	(4,317,110)
Other expense (income)
Change in fair value of warrant liability	(281,497)	27,665	(320,495)	(1,584,969)	(1,342,651)	(481,610)
Change in fair value of conversion rights of preferred stock	0	61,058	(88,532)	82,872
Net Loss before income taxes	(480,133)	(944,871)	(2,463,683)	(2,056,425)	(3,176,493)	(4,839,445)
Provision for income taxes		400	2,431	1,200	1,600	1,716
Net loss	(480,133)	(945,271)	(2,466,114)	(2,057,625)	(3,178,093)	(4,841,161)
Less: Preferred deemed dividend			711,000		325,000
Net loss applicable to common shareholders	$ (480,133)	$ (945,271)	$ (3,177,114)	$ (2,057,625)	$ (3,503,093)	$ (4,841,161)
Basic and diluted loss per common share (in dollars per share)					$ (0.17)	$ (0.29)
Shares used in computing basic and diluted loss per share (in shares)					18,947,375	16,938,318
Basic earnings per common share (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.12)	$ (0.10)
Diluted earnings per common share (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.12)	$ (0.10)
Weighted average shares of common stock outstanding
Basic (in shares)	30,191,744	19,913,163	27,068,308	19,910,426
Diluted (in shares)	30,191,744	19,913,163	27,068,308	19,910,426
Series A Preferred stock
Other expense (income)
Change in fair value of conversion rights of preferred stock					$ 0	$ 986,000
Series B Preferred Stock
Other expense (income)
Change in fair value of conversion rights of preferred stock					$ 48,564	$ 17,945